TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
TAXATION
Schedule of current and deferred portion of income tax expense

	For the year ended
	December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(in thousands)
Current income tax expenses (benefits)	466	(145)	22,953	3,328
Deferred income tax expenses	—	—	—	—
Total income tax expenses (benefits)	466	(145)	22,953	3,328

Schedule of the differences between the statutory tax rate and the effective tax rate for enterprise income tax

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(in thousands)
Income (loss) before income tax	(37,010)	(37,196)	132,772	19,250
Income tax computed at the PRC statutory tax rate of 25%	(9,253)	(9,299)	33,193	4,813
Effect of differing tax rates in different jurisdictions	1,596	5,232	4,459	646
Effect of tax rate changes on deferred taxes	50,950	—	—	—
Research and development super‑deduction	(12,707)	(31,855)	(36,078)	(5,231)
Shared‑based compensation expenses	19,913	3,223	3,261	473
Non‑deductible expenses	3,678	1,656	2,310	335
Effect of PRC preferential tax rates and tax holiday	(22,458)	(43,974)	(15,934)	(2,310)
Change in valuation allowance	(31,269)	75,192	30,309	4,394
Others	16	(320)	1,433	208
Income tax expenses (benefits)	466	(145)	22,953	3,328

Schedule of components of the Group's deferred tax assets

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Deferred tax assets
Tax loss carry forward	50,497	73,038	10,590
Deferred revenue and customer advances	30,984	37,752	5,474
Lease liabilities	7,498	1,960	284
Others	964	3,023	438
Less: valuation allowance	(82,816)	(113,125)	(16,402)
	7,127	2,648	384
Deferred tax liabilities
ROU assets	(7,127)	(2,648)	(384)
	(7,127)	(2,648)	(384)
Presentation in the consolidated balance sheets
Deferred tax assets, net	—	—	—
Deferred tax liabilities, net	—	—	—
Net deferred tax assets, net	—	—	—